Financial Instruments and Risk Management - Currency Risk (Details) - Foreign currency forwards and swaps $ in Millions	Dec. 31, 2023 USD ($)
Cash and cash equivalents | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (0.2)
Cash and cash equivalents | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	15.6
Cash and cash equivalents | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	6.3
Cash and cash equivalents | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.4
A/R | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.2
A/R | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	55.6
A/R | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.1
A/R | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.0
Income taxes and value-added taxes receivable | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.0
Income taxes and value-added taxes receivable | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.7
Income taxes and value-added taxes receivable | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.4
Income taxes and value-added taxes receivable | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	64.3
Other financial assets | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.0
Other financial assets | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5.6
Other financial assets | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.2
Other financial assets | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.9
Pension and non-pension post-employment liabilities | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(50.1)
Pension and non-pension post-employment liabilities | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(0.9)
Pension and non-pension post-employment liabilities | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(20.8)
Pension and non-pension post-employment liabilities | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(5.3)
Income taxes and value-added taxes payable | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(2.5)
Income taxes and value-added taxes payable | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(0.8)
Income taxes and value-added taxes payable | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.0
Income taxes and value-added taxes payable | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(12.7)
A/P and certain accrued and other liabilities and provisions | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(69.7)
A/P and certain accrued and other liabilities and provisions | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(46.9)
A/P and certain accrued and other liabilities and provisions | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(53.3)
A/P and certain accrued and other liabilities and provisions | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(22.1)
Net financial assets (liabilities) | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(122.3)
Net financial assets (liabilities) | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	28.9
Net financial assets (liabilities) | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(65.1)
Net financial assets (liabilities) | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 26.5